Leases - Schedule of Cash Outflow Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Repayment of lease liabilities	€ 564	€ 521	€ 405
Interest on lease liabilities	46	34
Short-term lease payments	23	70
Cash outflow from leasing	€ 633	€ 625